As filed with the Securities and Exchange Commission
on June 9, 1998
------------------------------------------------------
-----------------------
Registration No. 33-2627
		811-4551

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 45

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
as amended  Amendment No. 45


SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
_____	immediately upon filing pursuant to Paragraph
     (b)

__X__	On June 15, 1998 pursuant to paragraph (b)


_____	60 days after filing pursuant to paragraph (a)
     (1)

_____	On (date) pursuant to paragraph (a)(1)

_____	75 days after filing pursuant to paragraph (a)
     (2)

_____	On (date) pursuant to paragraph(a)(2) of rule
     485

If appropriate, check the following box:

_____	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock

SMITH BARNEY EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


SMITH BARNEY EQUITY FUNDS

FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 495(a) Under the Securities Act of
1933, as amended

Part A
Item No				Prospectus Caption


1. Cover Page			Cover Page

2. Synopsis			Prospectus Summary

3. Condensed Financial
   Information			Financial Highlights

4. General Description
   of Registrant			Cover Page
				Prospectus Summary
				Investment Objective
				and Management Policies
				Distributor
				Additional Information

5.Management of
   the Fund			Prospectus Summary
				Management of the Trust
				and the Fund
				Distributor
				Additional Information

6. Capital Stock and
    Other Securities		Investment Objective
				and Management Policies
				Dividends, Distributions
				and Taxes
				Additional Information

7. Purchase of Securities
   Being Offered			Valuation of Shares
				Purchase of Shares
				Exchange Privilege
				Redemption of Shares
				Minimum Account Size
				Distributor
				Additional Information

8. Redemption or Repurchase
    of Shares			Purchase of Shares
				Redemption of Shares
				Exchange Privilege

9. Pending Legal
    Proceedings			Not Applicable


Part B


Item No.			Statement of Additional
				Information Caption


10. Cover Page			Cover page

11. Table of Contents		Contents

12. General Information
      and History			Distributor
				Additional Information

13. Investment Objectives
      and Policies			Investment
Objectives
				and Management Policies

14. Management of the Fund	Management of the Trust
				and the Funds
				Distributor

15. Control Persons
     and Principal Management
     of the Trust
     and the Funds		Holders of Securities

16. Investment Advisory
      and Other Services		Management of the
Trust
				and the Funds
				Distributor

17. Brokerage Allocation	Investment Objectives
				and Management Policies
				Distributor

18. Capital Stock
     and Other Securities		Investment
Objectives
				and Management Policies
				Purchase of Shares
				Redemption of Shares
				Taxes

19. Purchase, Redemption
      and Pricing of Securities
being offered		 	Purchase of Shares
				Redemption of Securities
Shares
				Valuation of Shares
				Distributor
				Exchange Privilege

20. Tax Status			Taxes

21. Underwriters		Distributor

22.Calculation of
     Performance Data		Performance Data

23. Financial Statements	Financial Statements
Part A


SMITH BARNEY LARGE CAP BLEND FUND (the "Fund")

Supplement dated June 15, 1998 to the Prospectus
Dated May 29, 1998


	The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Prospectus
Summary-Alternative Purchase Arrangements."

CLASS L SHARES.	Class L
shares are sold at net asset
value plus an initial sales
charge of 1%.  They are
subject to an annual service
fee of 0.25% and an annual
distribution fee of 0.75% of
the average daily net assets
of the Class.  Investors pay a
CDSC of 1% if they redeem
Class L shares within 12
months of purchase.

The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Prospectus
Summary-The Fund's Expenses."


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

Smith Barney
Large Cap Blend Fund
                 Class  Class  Class  Class  Class
                 A      B      L***   O****  Y
Shareholder
Transaction
Expenses
Maximum sales
charge imposed
on purchases
(as a percentage
of offering
price)          5.00%  None   1.00%  1.00%  None
Maximum CDSC
(as a percentage
of original cost
or redemption
proceeds,
whichever
is lower)      None*  5.00%  1.00%  1.00%  None

Annual Fund
Operating
Expense
(as a
percentage
of average
net assets)
Management fees 0.65%  0.65%  0.65%  0.65%  0.65%
12b-1 fees**    0.25   0.75   1.00   0.70   None
Other expenses  0.19   0.16   0.17   0.17   0.04

TOTAL FUND
OPERATING
EXPENSES        1.09%  1.59%  1.76% 1.57%  0.69%

? Purchase of Class A shares of $500,000 or more will
be made at net asset value with no sales charge,
but will be subject to a CDSC of 1.00% on
redemptions made within 12 months of purchase.
**	Upon conversion of Class B shares to Class A
shares, such shares will no longer be subject to a distribution fee. Class L and Class O shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L and Class
O shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers,
Inc.
*** Class L shares "Other Expenses" have been estimated because no Class L shares were outstanding during the fiscal year ended December
31, 1997
****Class O shares were formerly designated Class C
Shares. Class O shares are available to purchase only by former Class C shareholders. Purchasers of Class O shares will be subject to a 1% sales charge after June 25, 1999.

EXAMPLE

	The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above.
See "Purchase of Shares," "Redemption of Shares" and
"Management of the Fund."

Smith Barney
Large Cap Blend Fund

An investor would pay the following expenses on a
$1,000 investment, assuming (1) 5.00% annual return
and (2) redemption at the end of each time period:
            1       3      5        10
            Year    Years  Years    Years*
Class A      $61    $83    $107     $176
Class B       66     80      97      175
Class L       28     55      95      207
Class O       26     50      86      187
Class Y        7     22      38       86
An investor would pay the following expenses on the same investment, assuming the same annual return and no redemption:

Class A      $61    $83    $107     $176
Class B       16     50      87      175
Class L       18     55      95      207
Class O       16     50      86      187
Class Y        7     22      38       86

? Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption.
However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Exchange
Privilege."


Class L and Class O shares may
be exchanged with Class L
shares of other Smith Barney
Mutual Funds.

The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Additional
Information."


Class L shares are subject to
the same terms and conditions
as other classes of the Fund
as outlined in the Prospectus.


The Prospectuses filed on May 28, 1998 with Post-
Effective Amendment
No. 44 to the Fund's Registration Statement on form N-
1A (Accession No.
 0000091155-98-000358) is incorporated by reference in its entirety.


Part B


The Statement of Additional Information filed on May
28, 1998 with
Post-Effective Amendment No. 44 to the Fund's
Registration Statement
on form N-1A (Accession No. 0000091155-98-000358) is
incorporated
by reference in its entirety.


Part C

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

	Included in Part A:

	Financial Highlights

	Included in Part B:

The Registrant's Annual Reports for
the fiscal year ended January 31,
1998 and the Report of Independent
Accountants was filed pursuant to
Rule 30b-2 of the 1933 Act, on April
18, 1997 as accession number 91155-
98-000270.

Included in Part C:

(b)	Exhibits

All references are to the Registrant's
registration statement on Form N-1A (the "Registration
Statement") as filed with the Securities and Exchange
Commission (the "SEC") on January 9, 1986 (File Nos.
33-2627 and 811-4551).

(1)(a)	Amended and Restated Master Trust
	Agreement and all Amendments are incorporated by reference to Post-Effective Amendment No. 26 to the
	Registration Statement filed on January 31, 1994
	("Post-Effective Amendment No. 26").

    (b)	Amendment dated October 14, 1994 and
	Form of Amendment to Amended and Restated Master
Trust
	Agreement are incorporated by reference to Post-
	Effective Amendment No. 29 to the Registration
	Statement filed on November 7, 1994 ("Post-
Effective
	Amendment No. 29").

(2)	Registrant's By-Laws are incorporated by
	reference to Pre-Effective Amendment No. 1 to
the
	Registration Statement filed on February 25,
1986
	("Pre-Effective Amendment No. 1").

(3)	Not applicable.

(4)	Form of share certificate for Class A, B,
	C and Y shares will be filed by amendment.

(5)(a)	Investment Advisory Agreement
	between Registrant and Smith Barney Strategy
Advisers
	Inc., with respect to Concert Social Awareness
Fund,
	is incorporated by reference to Post-Effective
	Amendment No. 31 to the Registration Statement filed
	on January 30, 1996 ("Post-Effective Amendment
No.
	31").

    (b)	Investment Advisory Agreement
	between Registrant and Greenwich Street Advisors
	(relating to the Growth and Income Fund) dated
May 22,
	1993  is incorporated by reference to Post-
Effective
	Amendment No. 26.


(6)	Distribution Agreement between Registrant
	and Smith Barney Shearson dated July 30, 1993 is incorporated by reference to Post-Effective
Amendment
	No. 26.

(7)	Not applicable.

(8)	Custodian Agreement between Registrant and
	PNC Bank, National Association ("PNC Bank") is ncorporated by reference to Post-Effective
Amendment
	No. 31.

(9)(a)	Administration Agreements between
	Registrant and SBMFM (relating to the Growth and Income Fund and Strategic Investors Fund) dated
May 4,
	1994 are incorporated by reference to Post-
	Effective Amendment No. 29

    (b)	Transfer Agency Agreement between
	Registrant and First Data Investor Services
Group
	(formerly The Shareholder Services Group, Inc.)
dated
	August 5, 1993 is incorporated by reference to Post-
	Effective Amendment No. 26.

(10)	Opinion of Robert A. Vegliante, Deputy General
	Counsel of Smith Barney Mutual Funds Management
Inc.
	filed with the Registrant's rule 24-f2
(Accession No.
	000091155-97-000182) is incorporated by
reference.


(11)	Not applicable.


(12)	Not applicable.

(13)	Not Applicable

(14)(a)	Prototype Defined Contribution Plan
	relating to 401(k) program is incorporated by
	reference to Post-Effective Amendment No. 33.
      (b)	Form of Individual Retirement
	Account Disclosure Statement is incorporated by reference to Post-Effective Amendment No. 33.

(15)	Amended Services and Distribution Plans
	pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth and Income Fund
and
	Concert Social Awareness Fund are incorporated by
	reference to Post-Effective Amendment No. 29.

(16)	Performance information is incorporated by
	reference to Post-Effective Amendments No. 9 and
10.

(17)	Financial Data Schedule filed herewith.

(18)	Plan pursuant to Rule 18f-3 is
	incorporated by reference to Post-Effective
Amendment
	No. 31.


Item 25	 	Persons Controlled by or Under
		Common Control with Registrant

	None.



Item 26		Number of Holders of Securities

Number of
Record Holders by Class
Title of Class as of May 18,1998

Beneficial Interest par value
$.001 per share
Class A
Class B
Class C
Class Y

Concert Social
Awareness Fund
17,508
13,103
666
3

Smith Barney
Large Cap Blend Fund
11,569
10,910
448
7

Item 27		Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the
Registration Statement.


Item 28(a)	Business and Other Connections of
Investment Adviser

Investment Adviser - - Mutual Management Corp ("MMC")

MMC, formerly known as Smith Barney Mutual Funds
Management Inc., was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc
 ("Holdings") (formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM
ADV filed by SBMFM pursuant to the Advisers Act (SEC
File No. 801-8314).

Item 29.	Principal Underwriters


(a) Smith Barney Inc. ("Smith Barney ") acts as principal underwriter for
Concert Investment Series
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands
Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings.
On June 1, 1994, Smith Barney changed its name from
Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

Item 30	.	Location of Accounts and Records

(1)	Smith Barney Inc.
	388 Greenwich Street
	New York, New York  10013

(2)	Smith Barney Equity Funds
	388 Greenwich Street
	New York, New York  10013

(3)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013

(4)	Smith Barney Strategy Advisers Inc.
	388 Greenwich Street
	New York, New York  10013

(5)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA  19103

(6)	First Data Investor Services Group
	One Exchange Place
	Boston, Massachusetts  02109

Item 31	Management Services

	Not Applicable.


Item 32	Undertakings

(a) The Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares.
Registrant undertakes further, in
connection with the meeting, to comply
with the provisions of Section 16(c) of
the 1940 Act relating to communications
with the shareholders of certain common-law trusts.


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, as amended, and the Investment Company
Act of 1940, as amended, the Registrant, SMITH BARNEY
EQUITY FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 9th day of
June, 1998.

	SMITH BARNEY EQUITY FUNDS

By: /s/ Heath B. McLendon*
Heath B. McLendon,
Chairman of the Board

Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title			Date


/s/ Heath B. McLendon		Chairman of
Heath B. McLendon		the Board		6/9/98
				Chief Executive
				Officer


/s/ Lewis E. Daidone		Senior Vice
Lewis E. Daidone		President and		6/9/98
				Treasurer
				Chief Financial
				and Accounting Officer


/s/ Lee Abraham*		Trustee			6/9/98
Lee Abraham


/s/ Allan J. Bloostein*		Trustee
	6/9/98
Allan J. Bloostein


/s/ Richard E. Hanson*		Trustee
	6/9/98
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated
October 27, 1992.


/s/ Heath B. McLendon
Heath B McLendon


EXHIBITS


Description of Exhibits

Cover Letter to SEC

Financial Data Schedule